Segment Information - Schedule of Geographical Locations (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Total revenue	€ 1,804,690	€ 1,491,911	€ 1,242,833
Germany
Disclosure of geographical areas [line items]
Total revenue	192,991	194,884	156,824
United States
Disclosure of geographical areas [line items]
Total revenue	830,094	712,069	598,438
Rest of world
Disclosure of geographical areas [line items]
Total revenue	€ 781,605	€ 584,958	€ 487,571